Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities, Noncurrent [Abstract]
Schedule of Other Non-current Liabilities
	December 31,
	2025	2024
Deferred tax liabilities (refer to note 18)	$3,561	$3,822
Uncertain tax positions (refer to note 18)	7,815	5,531
Earn-out	9,225	9,143
Other	2,325	1,132
Total	$22,926	$19,628